Derivative financial instruments and hedging activities - Maturity Analysis of notional Amounts and Average Rates of hedging Instruments (Detail) - CAD ($) $ in Millions	Oct. 31, 2024	Oct. 31, 2023
Under 1 year [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 13,906,268	$ 10,447,537
1 to 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	13,576,260	11,054,134
Over 5 years [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	7,538,664	6,121,352
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	10	156
Carrying amount, Liabilities	55
Derivative notional amount	$ 118,302	$ 93,503
Weighted average fixed interest rate	3.70%	3.60%
Fair value hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 8
Carrying amount, Liabilities	4	$ 50
Derivative notional amount	$ 121,431	$ 108,958
Weighted average fixed interest rate	2.80%	2.30%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 11,396	$ 8,853
Weighted average fixed interest rate	3.80%	4.30%
Fair value hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 32,496	$ 23,592
Weighted average fixed interest rate	2.90%	2.10%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 68,563	$ 62,948
Weighted average fixed interest rate	3.80%	3.60%
Fair value hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 71,668	$ 75,130
Weighted average fixed interest rate	2.80%	2.40%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 38,343	$ 21,702
Weighted average fixed interest rate	3.50%	3.20%
Fair value hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 17,267	$ 10,236
Weighted average fixed interest rate	3.10%	2.60%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 232,213	$ 133,494
Weighted average fixed interest rate	3.70%	4.00%
Cash flow hedges [member] | Interest rate risk [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 181,574	$ 113,025
Weighted average fixed interest rate	3.60%	3.70%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 91,698	$ 63,927
Weighted average fixed interest rate	4.10%	4.50%
Cash flow hedges [member] | Interest rate risk [member] | Under 1 year [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 46,390	$ 16,696
Weighted average fixed interest rate	4.10%	4.90%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 133,684	$ 68,470
Weighted average fixed interest rate	3.50%	3.40%
Cash flow hedges [member] | Interest rate risk [member] | 1 to 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 101,339	$ 63,527
Weighted average fixed interest rate	3.60%	3.80%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,831	$ 1,097
Weighted average fixed interest rate	3.50%	3.70%
Cash flow hedges [member] | Interest rate risk [member] | Over 5 years [member] | Interest rate contracts - Hedge of variable rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 33,845	$ 32,802
Weighted average fixed interest rate	2.90%	2.80%
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 9	$ 19
Carrying amount, Liabilities	21	14
Derivative notional amount	$ 936	$ 979
Weighted average CAD-EUR exchange rate	1.43	1.45
Weighted average CAD-USD exchange rate	1.34	1.34
Cash flow hedges [member] | Foreign exchange risk [member] | Cross currency swaps - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 198
Carrying amount, Liabilities	6
Derivative notional amount	4,163
Cash flow hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Cross currency swaps - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount		$ 63
Weighted average CAD-EUR exchange rate		1.48
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross currency swaps - Hedge of fixed rate assets [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 936	$ 916
Weighted average CAD-EUR exchange rate	1.43	1.44
Weighted average CAD-USD exchange rate	1.34	1.34
Cash flow hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Cross currency swaps - Hedge of fixed rate liabilities [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,163
Net investment hedges [member] | Foreign exchange risk [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Liabilities	37,833	$ 25,427
Derivative notional amount	$ 38,694	$ 27,127
Weighted average CAD-USD exchange rate	1.34	1.3
Weighted average CAD-GBP exchange rate	1.73	1.71
Net investment hedges [member] | Foreign exchange risk [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Carrying amount, Assets	$ 4	$ 13
Carrying amount, Liabilities	433	409
Derivative notional amount	$ 19,926	$ 18,920
Weighted average CAD-EUR exchange rate	1.5	1.45
Weighted average CAD-USD exchange rate	1.36	1.36
Weighted average CAD-GBP exchange rate	1.79	1.68
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 4,540	$ 6,061
Weighted average CAD-USD exchange rate	1.33	1.28
Weighted average CAD-GBP exchange rate	1.71
Net investment hedges [member] | Foreign exchange risk [member] | Under 1 year [member] | Forward contract [member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 19,926	$ 18,920
Weighted average CAD-EUR exchange rate	1.5	1.45
Weighted average CAD-USD exchange rate	1.36	1.36
Weighted average CAD-GBP exchange rate	1.79	1.68
Net investment hedges [member] | Foreign exchange risk [member] | 1 to 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 27,649	$ 14,653
Weighted average CAD-USD exchange rate	1.34	1.29
Weighted average CAD-GBP exchange rate	1.76	1.71
Net investment hedges [member] | Foreign exchange risk [member] | Over 5 years [member] | Foreign Currency liabilities [Member]
Disclosure of information about terms and conditions of hedging instruments and how they affect future cash flows [line items]
Derivative notional amount	$ 6,505	$ 6,413
Weighted average CAD-USD exchange rate	1.34	1.33